Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 444,187,500.00
Previously Paid Amount	0.00
Total Fee Amount	61,342.30
Total Offset Amount	0.00
Net Fee	$ 61,342.30